INTANGIBLE ASSETS - Summary of Acquired Intangible Assets (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 7,075,027	$ 7,075,027	$ 7,019,410
Accumulated Amortization	(2,008,573)	(2,008,573)	(666,766)
Net Carrying Amount	5,066,454	5,066,454	6,352,644
Amortization expense, 2018	873,133	873,133
Amortization expense, 2019	777,846	777,846
Amortization expense, 2020	696,240	696,240
Amortization expense, 2021	616,718	616,718
Amortization expense, 2022	537,100	537,100
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,970,884	5,970,884	5,925,884
Accumulated Amortization	(1,409,021)	(1,409,021)	(580,276)
Net Carrying Amount	4,561,863	4,561,863	5,345,608
Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,067,083	1,067,083	1,066,783
Accumulated Amortization	(588,574)	(588,574)	(83,397)
Net Carrying Amount	$ 478,509	$ 478,509	983,386
Remaining amortization period	5 years	3 years
Remaining amortization period, in-use period		1 year
Remaining amortization period, defensive asset		2 years
Other amortizable intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 37,060	$ 37,060	26,743
Accumulated Amortization	(10,978)	(10,978)	(3,093)
Net Carrying Amount	$ 26,082	$ 26,082	$ 23,650
Minimum | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life		8 years
Minimum | Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life		2 years
Minimum | Other amortizable intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life		1 year
Maximum | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life		18 years
Maximum | Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life		5 years
Maximum | Other amortizable intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life		15 years